Fair value of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Fair value of financial assets and liabilities
Schedule of fair value of financial assets and liabilities
	As of December 31, 2024
	Fair value	Carrying Amount
	RMB’000	RMB’000
Financial assets
Cash, cash equivalents and restricted cash	79	79
Trade receivable	12,568	12,568
	12,647	12,647

Financial liabilities
Convertible notes payable	12,922	12,922
Trade payable	1,302	1,302
Other payable	387	387
	14,611	14,611

	As of December 31, 2023
	Fair value	Carrying Amount
	RMB’000	RMB’000
Financial assets
Cash, cash equivalents and restricted cash	2,533	2,533
Loans receivable	193,682	193,682
	196,215	196,215

Financial liabilities
Loans payable	161,439	161,439
Convertible notes payable	10,011	10,011
	171,450	171,450